Note 5 - License Revenue with Affiliate - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
License [Member]
License revenue with affiliate		$ 304	$ 159	$ 356	$ 204	$ 102				$ 198	$ 719	$ 1,023	$ 102